Financing Receivables	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Financing Receivables

5. Financing Receivables

Financing receivables are comprised of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Loans receivable, gross	$60,974	$50,763
Less: Deferred loan fees	(1,264)	(1,143)
Less: Deposits	(839)	(934)
Plus: Deferred origination costs	306	305
Less: Allowance for loan losses	(2,527)	(2,048)

Loans receivable, net	$56,650	$46,943

The allowance for loan losses at December 31, 2022 was $2,527 which primarily consisted of $294 for loans without specific reserves, $246 for loans with specific reserves and $1,987 for specific reserves due to the impact of COVID-19. During the year ended December 31, 2022, we incurred $451 in direct charge offs.

The allowance for loan losses at December 31, 2021 was $2,048 which primarily consisted of $163 for loans without specific reserves, $342 for loans with specific reserves, $60 for special mention loans and $1,483 for specific reserves due to the impact of COVID-19. During the year ended December 31, 2021, we incurred $509 in direct charge offs.

Commercial Construction and Development Loans

Construction Loan Portfolio Summary

As of December 31, 2022, we have 66 borrowers, all of whom borrow money for the purpose of building new homes. The loans typically involve funding of the lot and a portion of construction costs, for a total of between 50% and 70% of the completed value of the new home. As the home is built during the course of the loan, the loan balance increases. The loans carry an interest rate of 2.5% above our cost of funds. In addition, we charge a 5% loan fee and our cost of funds was 10.92% as of December 31, 2022.

Our loans are demand loans and most have a deposit from the builder during construction to help offset the risk of partially built homes, and some have an interest escrow to offset payment of monthly interest risk.

The following is a summary of the loan portfolio to builders for home construction loans as of December 31, 2022 and 2021:

Year	Number of States	Number of Borrowers	Number of Loans	Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)		Loan Fee
2022	21	66	230	$104,993	$72,526	$52,796	69	%(3)	5%
2021	20	66	224	$98,935	$66,008	$43,106	67%		5%

(1)	The value is determined by the appraised value.

(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.

(3)	Represents the weighted average loan to value ratio of the loans.

Real Estate Development Loan Portfolio Summary

The following is a summary of our loan portfolio to builders for land development as of December 31, 2022 and 2021:

Year	Number of States	Number of Borrowers	Number of Loans	Gross Value of Collateral(1)	Commitment Amount(3)	Gross Amount Outstanding	Loan to Value Ratio(2)		Interest Spread
2022	8	14	20	$19,718	$12,110	$8,178	41	%(4)	varies
2021	6	12	15	$12,464	$9,095	$7,657	61%		7%

(1)	The value is determined by the appraised value adjusted for remaining costs to be paid. A portion of this collateral is $1,900 and $1,720 as of December 31, 2022 and 2021, respectively, of preferred equity in our Company. In the event of a foreclosure on the property securing these loans, the portion of our collateral that is preferred equity might be difficult to sell, which may impact our ability to recover the loan balance. In addition, a portion of the collateral value is estimated based on the selling prices anticipated for the homes.

(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.

(3)	The commitment amount does not include letters of credit and cash bonds.

(4)	Represents the weighted average loan to value ratio of the loans.

Credit Quality Information

The following table presents credit-related information at the “class” level in accordance with FASB ASC 310-10-50, Disclosures about the Credit Quality of Finance Receivables and the Allowance for Credit Losses. A class is generally a disaggregation of a portfolio segment. In determining the classes, the Company considered the finance receivable characteristics and methods it applies in monitoring and assessing credit risk and performance.

The following table summarizes finance receivables by the risk ratings that regulatory agencies utilize to classify credit exposure and which are consistent with indicators the Company monitors. Risk ratings are reviewed on a regular basis and are adjusted as necessary for updated information affecting the borrowers’ ability to fulfill their obligations.

The definitions of these ratings are as follows:

●	Pass – finance receivables in this category do not meet the criteria for classification in one of the categories below.

●	Special mention – a special mention asset exhibits potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects.

●	Classified – a classified asset ranges from: 1) assets that are inadequately protected by the current sound worth and paying capacity of the borrower, and are characterized by the distinct possibility that some loss will be sustained if the deficiencies are not corrected to 2) assets with weaknesses that make collection or liquidation in full unlikely on the basis of current facts, conditions, and values. Assets in this classification can be accruing or on non-accrual depending on the evaluation of these factors.

Finance Receivables – By risk rating:

	December 31, 2022	December 31, 2021

Pass	$49,955	$38,893
Special mention	3,842	2,344
Classified – accruing	–	–
Classified – nonaccrual	7,177	9,526

Total	$60,974	$50,763

Finance Receivables – Method of impairment calculation:

	December 31, 2022	December 31, 2021

Performing loans evaluated individually	$15,984	$16,495
Performing loans evaluated collectively	37,813	24,742
Non-performing loans without a specific reserve	1,096	596
Non-performing loans with a specific reserve	6,081	8,930

Total evaluated collectively for loan losses	$60,974	$50,763

At December 31, 2022 and 2021, there were no loans acquired with deteriorated credit quality.

The following is a summary of our impaired non-accrual commercial construction loans as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Unpaid principal balance (contractual obligation from customer)	$7,628	$10,035
Charge-offs and payments applied	(451)	(509)
Gross value before related allowance	7,177	9,526
Related allowance	(2,233)	(1,825)
Value after allowance	$4,944	$7,701